Share Capital - Additional Information (Details)							1 Months Ended		12 Months Ended
	Aug. 11, 2022 GBP (£)	Aug. 11, 2022 USD ($) $ / shares shares	Nov. 30, 2021 GBP (£)	Oct. 15, 2021 USD ($)	Feb. 05, 2021 GBP (£)	Feb. 05, 2021 USD ($) $ / shares shares	Aug. 31, 2022 GBP (£)	Aug. 31, 2022 USD ($)	Dec. 31, 2023 GBP (£) shares £ / shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 GBP (£) shares £ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 GBP (£) shares £ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2023 £ / shares	Dec. 31, 2023 AmericanDepositaryShares	Dec. 31, 2022 £ / shares	Dec. 31, 2022 AmericanDepositaryShares	Dec. 31, 2021 £ / shares	Dec. 31, 2021 AmericanDepositaryShares	Dec. 31, 2020 shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued | shares									118,846,966	118,846,966	107,808,472	107,808,472	89,784,720	89,784,720							83,306,259
Price per share | £ / shares															£ 0.05		£ 0.05		£ 0.05
Options outstanding									15,853,459	15,853,459	11,571,487	11,571,487	8,052,699	8,052,699		5,284,486		3,857,162		2,684,233	6,768,894
Net proceeds of ADSs									£ 25,329,000		£ 43,239,000		£ 30,922,000
Average currency conversion rate per US Dollar			1.334058						1.25
Underwriting discounts, commissions and estimated offering expenses							£ 3,300,000	$ 4,100,000	£ 1,000,000
Issuance and sale of securities									£ 25,329,000		£ 43,239,000		£ 30,922,000
Market price of shares per share | (per share)									£ 464	$ 5.79	£ 420	$ 5.08	£ 590	$ 7.96
Private Placement
Disclosure Of Classes Of Share Capital [Line Items]
Aggregate gross proceeds of private placement					£ 33,000,000	$ 45,000,000
Placement agent fees and other expenses					£ 2,400,000
Underwritten Offering
Disclosure Of Classes Of Share Capital [Line Items]
Aggregate gross proceeds from offering	£ 46,400,000	$ 56,500,000
Underwriting discounts, commissions and estimated offering expenses	£ 3,300,000	$ 4,100,000
Open Market Sale Agreement
Disclosure Of Classes Of Share Capital [Line Items]
Placement agent fees and other expenses									£ 1,000,000
American Depositary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued | shares									39,615,655	39,615,655	35,936,157	35,936,157	29,928,240	29,928,240
Options outstanding | shares									5,284,486	5,284,486	3,857,162	3,857,162
Stock conversion ratio			0.003						0.003	0.003
Market price of shares per share | $ / shares										$ 17.37		$ 15.25		$ 23.89
American Depositary Shares | Private Placement
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued | shares						2,022,218
Price per share | $ / shares						$ 22.5
Stock conversion ratio					0.003	0.003
American Depositary Shares | Underwritten Offering
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued | shares		5,950,000
Price per share | $ / shares		$ 9.5
Stock conversion ratio	0.003	0.003
American Depositary Shares | Open Market Sale Agreement
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued | shares									3,400,000	3,400,000
Net proceeds of ADSs									£ 25,500,000	$ 32,200,000
Remaining available of equity | $										$ 67,800,000
Bottom Of Range [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Market price of shares per share | £ / shares									£ 123
Market price of shares (pence)											£ 215		£ 443
Bottom Of Range [Member] | American Depositary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Market price of shares per share | $ / shares										$ 4.61
Top of Range
Disclosure Of Classes Of Share Capital [Line Items]
Market price of shares per share | £ / shares									£ 472
Market price of shares (pence)											£ 680		£ 680
Top of Range | American Depositary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Issuance and sale of securities | $				$ 300,000,000
Market price of shares per share | $ / shares										$ 17.67
Top of Range | American Depositary Shares | Open Market Sale Agreement
Disclosure Of Classes Of Share Capital [Line Items]
Issuance and sale of securities | $				$ 100,000,000